Consolidated Statement of Cash Flows - CAD ($) $ in Millions		3 Months Ended		6 Months Ended
		Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2025
Cash flows from operating activities
Net income		$ 2,632	$ 2,032	$ 4,931	$ 3,025
Adjustment for:
Net interest income	[1]	(5,521)	(5,270)	(11,103)	(10,443)
Depreciation and amortization		410	393	795	796
Provision for credit losses		1,217	1,398	2,393	2,560
Equity-settled share-based payment expense		2	3	10	11
Net gain on sale of investment securities		(14)	(7)	(33)	(38)
Net (gain)/loss on divestitures			35	434	1,397
Net income from investments in associated corporations		(222)	(159)	(411)	(272)
Income tax expense		799	540	1,671	1,266
Changes in operating assets and liabilities:
Trading assets		2,954	5,211	(8,223)	934
Securities purchased under resale agreements and securities borrowed		(38,571)	(2,684)	(54,729)	7,604
Loans		(5,998)	(1,239)	(10,498)	1,633
Deposits		14,390	(2,863)	47,242	5,187
Obligations related to securities sold short		4,990	2,147	345	1,420
Obligations related to securities sold under repurchase agreements and securities lent		34,756	1,520	54,775	(12,208)
Net derivative financial instruments		(1,525)	4,962	(631)	9,529
Other, net		2,213	(8,165)	(5,835)	(13,513)
Interest and dividends received		12,960	14,374	26,537	29,829
Interest paid		(7,422)	(9,074)	(15,838)	(19,585)
Income tax paid		(974)	(675)	(1,881)	(1,919)
Net cash from/(used in) operating activities		17,076	2,479	29,951	7,213
Cash flows from investing activities
Interest-bearing deposits with financial institutions		(5,507)	5,548	(16,892)	1,483
Purchase of investment securities		(30,786)	(25,564)	(45,696)	(42,679)
Proceeds from sale and maturity of investment securities		22,364	20,833	39,606	40,900
Acquisition/divestiture of subsidiaries, associated corporations or business units, net of cash acquired			211	(1,239)	(2,637)
Property and equipment, net of disposals		(125)	(120)	(356)	(128)
Other, net		2	(56)	59	(199)
Net cash from/(used in) investing activities		(14,052)	852	(24,518)	(3,260)
Cash flows from financing activities
Redemption of subordinated debentures				(1,786)
Proceeds from preferred shares and other equity instruments issued					1,453
Proceeds from common shares issued		29	2	140	84
Common shares purchased for cancellation		(642)		(1,127)
Cash dividends and distributions paid		(1,479)	(1,456)	(2,969)	(2,898)
Distributions to non-controlling interests		(26)	(31)	(52)	(47)
Payment of lease liabilities		(78)	(73)	(148)	(149)
Other, net		(400)	(550)	(520)	(957)
Net cash from/(used in) financing activities		(2,596)	(2,108)	(6,462)	(2,514)
Effect of exchange rate changes on cash and cash equivalents		(57)	(312)	(124)	(37)
Net change in cash and cash equivalents		371	911	(1,153)	1,402
Cash and cash equivalents at beginning of period	[2]	8,732	9,897	10,256	9,406
Cash and cash equivalents at end of period	[2]	$ 9,103	$ 10,808	$ 9,103	$ 10,808

[1]	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
[2]	Represents cash and non-interest-bearing deposits with financial institutions (refer to Note 5).